Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Retained Earnings
Beginning balance at Jun. 30, 2017	$ 516,766	$ 830,425	$ 69,919	$ (303)	$ (38,373)	$ (344,902)
Profit/(loss) for the period	6,681					6,681
Other comprehensive income/(loss)	(433)			67	(500)
Total comprehensive profit/(loss) for the period	6,248			67	(500)	6,681
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	48,564	48,564
Transactions with owners in their capacity as owners	48,564	48,564
Fair value of share-based payments	3,909		3,909
Reclassification of modified options to/(from) liability	118		118
Increase (decrease) in equity	4,027		4,027
Ending balance at Dec. 31, 2017	575,605	878,989	73,946	(236)	(38,873)	(338,221)
Beginning balance at Jun. 30, 2018	546,008	889,481	75,974	21	(39,276)	(380,192)
Profit/(loss) for the period	(44,103)					(44,103)
Other comprehensive income/(loss)	12			195	(183)
Total comprehensive profit/(loss) for the period	(44,091)			195	(183)	(44,103)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	19,441	19,441
Transactions with owners in their capacity as owners	19,441	19,441
Transfer exercised options		313	(313)
Fair value of share-based payments	3,195		3,195
Reclassification of modified options to/(from) liability	4		4
Increase (decrease) in equity	3,199	313	2,886
Ending balance at Dec. 31, 2018	$ 524,557	$ 909,235	$ 78,860	$ 216	$ (39,459)	$ (424,295)